Liquidity - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended					6 Months Ended			12 Months Ended
	Jul. 31, 2020 GBP (£)	Jul. 31, 2020 EUR (€)	May 31, 2020 USD ($)	Apr. 30, 2020 GBP (£)	Mar. 31, 2020 GBP (£) Tranche	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 EUR (€)
Disclosure Of Financial Instruments [Line Items]
Repayments of bonds | $			$ 750				$ 771
Euro Medium Term Notes Program
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity						£ 500,000							€ 1,700
Loan amount outstanding						£ 224
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Target average centrally managed bond maturity						5 years	5 years
Average centrally managed debt maturity of bonds						8 years 10 months 24 days	8 years 10 months 24 days	8 years 7 months 6 days	9 years 1 month 6 days
Highest proportion of centrally managed debt maturing in a single rolling 12-month period						17.40%		19.00%	18.60%	17.40%	17.40%
Commercial Papers issued										$ 4,000	€ 3,000
Number of new tranches refinanced | Tranche					2
Term loan description					The facility remains undrawn and no longer contains a financial covenant. Interest cover remains an applicable covenant to the Group’s syndicated term loan at 4.5 times. For the twelve-months to 30 June 2020 this was 7.3 times and this covenant is not expected to inhibit the Group’s operations or funding plans
short-term bilateral facilities				£ 4,800	£ 4,800
Short-term bilateral facilities drawn down						£ 1,200
Liquidity Risk | Two-tranche Revolving Credit Facility
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity					6,000
Liquidity Risk | New Two-tranche Revolving Credit Facility
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity					6,000
Liquidity Risk | 364-day Tranche
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity					£ 3,000
Period of tranche					364 days
Extension option on borrowings					2 years
Term out option on borrowings					1 year
Liquidity Risk | Five-year Tranche
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity					£ 3,000
Period of tranche					5 years
Extension option on borrowings					2 years
Liquidity Risk | Top of Range
Disclosure Of Financial Instruments [Line Items]
Target centrally managed debt maturing in a rolling 12-month period						20.00%	20.00%
Interest Rate Risk | Fixed Rate
Disclosure Of Financial Instruments [Line Items]
Target for floating to fixed rate debt						50.00%				50.00%	50.00%
Ratio of floating to fixed rate borrowings						At 30 June 2020, the relevant ratios of floating* to fixed rate borrowings were 12:88 (30 June 2019: 17:83, 31 December 2019: 18:82) on a net basis.	At 30 June 2020, the relevant ratios of floating* to fixed rate borrowings were 12:88 (30 June 2019: 17:83, 31 December 2019: 18:82) on a net basis.
SEC Shelf Program
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity | $												$ 2,400
First Tranche
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity | $												900
First Tranche | Euro Medium Term Notes Program
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity | €													850
Second Tranche
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity | $												1,000
Second Tranche | Euro Medium Term Notes Program
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity | €													€ 850
Third Tranche
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity | $												$ 500
Bond
Disclosure Of Financial Instruments [Line Items]
Repayments of bonds | €		€ 600
Term Loan
Disclosure Of Financial Instruments [Line Items]
Term loan repayments	£ 1,929